CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Addiitonal paid in capital [member]	Retained earnings [member]	Currency translation adjustments [member]		Available for sale financial assets [member]	OCI from equity accounted investments [member]	Attributable to equity holders [member]	Non-controling interest [member]
Equity beginning balance at Dec. 31, 2014	$ 51,282	$ 1,139	$ 5,714	$ 45,677	$ (1,305)		$ 0	$ 0	$ 51,225	$ 57
Net income/(loss)	(5,169)			(5,192)					(5,192)	22
Other comprehensive income/(loss)	(2,838)			1,138	(3,976)		0	0	(2,838)
Total comprehensive income/(loss)	(8,007)
Dividends	(2,930)			(2,930)					(2,930)
Other equity transactions	(38)		6	0					6	(43)
Equity ending balance at Dec. 31, 2015	40,307	1,139	5,720	38,693	(5,281)		0	0	40,271	36
Net income/(loss)	(2,902)			(2,922)					(2,922)	20
Other comprehensive income/(loss)	(357)			(374)	17		0	0	(357)
Total comprehensive income/(loss)	(3,259)
Dividends	(1,920)	17	887	(2,824)					(1,920)
Other equity transactions	(28)		1	0					2	(30)
Equity ending balance at Dec. 31, 2016	35,099	1,156	6,607	32,573	(5,264)		0	0	35,072	27
Net income/(loss)	4,598			4,590					4,590	8
Other comprehensive income/(loss)	1,741			134	1,710	[1]	(64)	(40)	1,741
Total comprehensive income/(loss)	6,339
Dividends	(1,534)	24	1,333	(2,891)					(1,534)
Other equity transactions	(18)		(8)	0					(8)	(10)
Equity ending balance at Dec. 31, 2017	$ 39,885	$ 1,180	$ 7,933	$ 34,406	(3,554)		$ (64)	$ (40)	$ 39,861	$ 24
Gain losses on exchange differences related to discontinued operations					$ (294)

[1]

Currency translation adjustments year to date includes a loss of USD 294 million directly associated with the sale of interest in Kai Kos Dehseh oil sands project. See note 4 Acquisitions and di vestments for information on transaction.

Refer to note 17 Shareh o lders’ equity and dividends .